CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) (Parentheticals) (USD $)	6 Months Ended
Jun. 30, 2013
Statement Of Cash Flows [Abstract]
Amortization of stock based compensation	$ 140,323